UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 108.4%
DIVERSIFIED 7.1%
American Assets Trust(a)	387,981	$15,852,903
BGP Holdings PLC (EUR) (Australia)(b),(c),(d)	3,927,678	0
Gramercy Property Trust	717,958	14,911,988
Vornado Realty Trust(a),(e)	740,457	66,952,122
		97,717,013
HEALTH CARE 11.1%
Care Capital Properties(a),(e)	182,927	6,023,786
Healthcare Trust of America, Class A	1,246,447	30,550,416
Omega Healthcare Investors(a),(e)	1,543,688	54,260,633
Physicians Realty Trust	1,016,521	15,339,302
Welltower(a)	680,057	46,053,460
		152,227,597
HOTEL 6.3%
Host Hotels & Resorts(a),(e)	3,014,686	47,662,186
Strategic Hotels & Resorts(a),(d)	976,560	13,466,762
Sunstone Hotel Investors	1,916,269	25,352,239
		86,481,187
INDUSTRIALS 1.4%
Prologis(a),(e)	490,520	19,081,228
OFFICE 15.0%
BioMed Realty Trust(a)	1,654,486	33,056,630
Boston Properties(a),(e)	192,744	22,820,890
Douglas Emmett(a),(e)	828,297	23,788,690
Kilroy Realty Corp.(a),(e)	514,830	33,546,323
Liberty Property Trust(a),(e)	555,787	17,512,848
PS Business Parks	201,720	16,012,534
SL Green Realty Corp.(a),(e)	536,308	58,007,073
		204,744,988
RESIDENTIAL 21.2%
APARTMENT 18.9%
Apartment Investment & Management Co.(a)	858,711	31,789,481
Equity Residential(a),(e)	1,225,954	92,093,665
Essex Property Trust(a),(e)	199,384	44,546,373
Mid-America Apartment Communities	367,770	30,109,330

	Number of Shares	Value
UDR(a),(e)	1,728,667	$59,604,438
		258,143,287
MANUFACTURED HOME 2.3%
Sun Communities(a),(e)	474,661	32,163,030
TOTAL RESIDENTIAL		290,306,317
SELF STORAGE 11.9%
CubeSmart(a),(e)	838,238	22,808,456
Extra Space Storage(a)	602,291	46,472,774
Public Storage(a),(e)	298,253	63,119,282
Sovran Self Storage	319,558	30,134,319
		162,534,831
SHOPPING CENTERS 28.1%
COMMUNITY CENTER 9.8%
Brixmor Property Group(a),(e)	1,103,321	25,905,977
DDR Corp.	1,902,879	29,266,279
Kimco Realty Corp.(a),(e)	701,550	17,138,867
Ramco-Gershenson Properties Trust	1,276,543	19,160,910
Regency Centers Corp.(a),(e)	689,453	42,849,504
		134,321,537
FREE STANDING 1.8%
Spirit Realty Capital	2,694,158	24,624,604
REGIONAL MALL 16.5%
General Growth Properties(a),(e)	1,526,614	39,646,166
Macerich Co. (The)(a),(e)	376,410	28,915,816
Pennsylvania REIT	703,220	13,944,853
Simon Property Group(a),(e)	779,921	143,287,086
		225,793,921
TOTAL SHOPPING CENTERS		384,740,062
SPECIALTY 6.3%
CyrusOne(a),(e)	770,002	25,148,265
Equinix(a)	123,785	33,842,819
QTS Realty Trust, Class A	614,136	26,831,602
		85,822,686
TOTAL COMMON STOCK (Identified cost—$1,097,679,021)		1,483,655,909

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 18.0%
BANKS—FOREIGN 0.7%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	360,000	$9,313,200
INDUSTRIALS 0.2%
CHS, 6.75%	107,931	2,796,492
INSURANCE—MULTI-LINE—FOREIGN 0.4%
ING Groep N.V., 7.05% (Netherlands)(a)	205,000	5,272,600
REAL ESTATE 16.7%
DIVERSIFIED 6.2%
Colony Capital, 7.125%	131,850	2,882,241
Colony Financial, 8.50%, Series A(a)	364,975	9,325,111
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,004,000
DuPont Fabros Technology, 7.625%, Series B(a)	280,000	7,042,000
EPR Properties, 9.00%, Series E (Convertible)(a)	251,000	7,683,110
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,631,818
National Retail Properties, 6.625%, Series D	100,000	2,534,000
National Retail Properties, 5.70%, Series E	175,615	4,300,811
NorthStar Realty Finance Corp., 8.50%, Series D	158,522	3,804,528
NorthStar Realty Finance Corp., 8.75%, Series E	113,750	2,756,163
PS Business Parks, 5.75%, Series U	118,050	2,815,493
PS Business Parks, 5.70%, Series V	120,000	2,859,600
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,803,580
VEREIT, 6.70%, Series F(a)	621,453	15,039,163
Vornado Realty Trust, 6.625%, Series I	172,420	4,312,224
Vornado Realty Trust, 5.70%, Series K	136,024	3,283,619
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	207,537	5,321,249
		85,398,710
FINANCE 0.0%
iStar Financial, 7.80%, Series F	6,974	163,959
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	92,700	2,349,945
HOTEL 2.8%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,412,550
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,225,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,780,000
Hospitality Properties Trust, 7.125%, Series D	173,725	4,480,368
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,585,800
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	3,960,000

	Number of Shares	Value
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	$4,590,000
		38,033,718
INDUSTRIALS 0.8%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,311,100
Monmouth Real Estate Investment Corp., 7.625%, Series A(b)	200,000	5,120,000
Monmouth Real Estate Investment Corp., 7.875%, Series B	80,000	2,104,000
		10,535,100
OFFICE 0.5%
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,080,000
Hudson Pacific Properties, 8.375%, Series B	90,000	2,278,350
		6,358,350
RESIDENTIAL 1.6%
APARTMENT 1.0%
Alexandria Real Estate Equities, 7.00%, Series D(a)	301,256	8,209,226
Apartment Investment & Management Co., 6.875%(a)	204,000	5,416,200
		13,625,426
MANUFACTURED HOME 0.6%
Campus Crest Communities, 8.00%, Series A(a)	230,797	5,615,291
Equity Lifestyle Properties, 6.75%, Series C	115,994	3,039,043
		8,654,334
TOTAL RESIDENTIAL		22,279,760
SHOPPING CENTERS 3.3%
COMMUNITY CENTER 1.6%
Cedar Realty Trust, 7.25%, Series B(a)	190,000	4,590,400
DDR Corp., 6.50%, Series J(a)	379,200	9,529,296
Kite Realty Group Trust, 8.25%, Series A	140,000	3,565,100
Regency Centers Corp., 6.625%, Series 6	195,558	4,937,839
		22,622,635
REGIONAL MALL 1.7%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,691,110
General Growth Properties, 6.375%, Series A	120,644	2,926,823
Pennsylvania REIT, 8.25%, Series A	159,000	4,157,850
Taubman Centers, 6.25%, Series K	78,767	1,958,148
		22,733,931
TOTAL SHOPPING CENTERS		45,356,566

	Number of Shares	Value
SPECIALTY 1.3%
Digital Realty Trust, 7.00%, Series E	207,000	$5,280,570
Digital Realty Trust, 7.375%, Series H	200,000	5,338,000
Digital Realty Trust, 6.35%, Series I	234,000	5,789,160
TravelCenters of America LLC, 8.00%, due 12/15/29	57,949	1,466,109
		17,873,839
TOTAL REAL ESTATE		228,349,947
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$231,679,696)		245,732,239
PREFERRED SECURITIES—CAPITAL SECURITIES 6.3%
BANKS 1.1%
Ally Financial, 7.00%, Series G, 144A(f)	1,501	1,513,243
Citigroup, 5.95%, Series Q	5,000,000	4,936,150
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,488,750
Huntington Bancshares, 8.50%, Series A (Convertible)	1,077	1,437,795
		15,375,938
BANKS—FOREIGN 3.2%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	4,400,000	4,661,250
Barclays PLC, 8.00% (EUR) (United Kingdom)	2,150,000	2,544,908
Barclays PLC, 8.25% (United Kingdom)(a)	4,001,000	4,178,032
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f)	2,291,000	2,392,434
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	4,000,000	5,005,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,200,000	5,246,436
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,000,000	4,093,600
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	6,500,000	8,125,000
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	2,300,000	2,323,000
UBS Group AG, 7.00% (Switzerland)	2,800,000	2,859,500
UBS Group AG, 7.125% (Switzerland)	2,400,000	2,470,500
		43,899,660
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A	4,000,000	4,625,000
INSURANCE 1.0%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
La Mondiale Vie, 7.625% (France)	4,750,000	5,126,148

		Number of Shares	Value
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)		3,525,000	$4,106,625
PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		4,052,000	4,234,340
TOTAL INSURANCE			13,467,113
TELECOMMUNICATION 0.3%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		3,998,000	4,012,992
UTILITIES 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(f)		4,250,000	4,891,622
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$81,337,448)			86,272,325

TOTAL INVESTMENTS (Identified cost—$1,410,696,165)	132.7%		1,815,660,473

LIABILITIES IN EXCESS OF OTHER ASSETS	(32.7)		(447,039,108)

NET ASSETS (Equivalent to $12.54 per share based on 109,161,402 shares of common stock outstanding)	100.0%		$1,368,621,365

Glossary of Portfolio Abbreviations

EUR                                                                                         Euro Currency

REIT                                                                                     Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $985,114,911  in aggregate has been pledged as collateral.

(b)    Illiquid security. Aggregate holdings equal 0.4% of the net assets of the Fund.

(c)     Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(d)    Non-income producing security.

(e)     A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $420,931,226 in aggregate has been rehypothecated.

(f)      Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Real Estate - Diversified	$97,717,013	$97,717,013	$—	$—	(a)
Real Estate - Other	1,385,938,896	1,385,938,896	—	—
Preferred Securities - $25 Par Value:
Residential - Apartment	13,625,426	5,416,200	8,209,226	—
Other Industries	232,106,813	232,106,813	—	—
Preferred Securities - Capital Securities:
Banks	15,375,938	1,437,795	13,938,143	—
Other Industries	70,896,387	—	70,896,387	—
Total Investments(b)	$1,815,660,473	$1,722,616,717	$93,043,756	$—

(a)    BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities- Capital Securities-Banks
Balance as of December 31, 2014	$7,338,750
Change in unrealized appreciation (depreciation)	150,000
Transfers out of Level 3(a)	(7,488,750)
Balance as of September 30, 2015	$—

(a) As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written option contracts during the nine months ended September 30, 2015, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	41,610	$3,744,900
Option contracts terminated in closing transactions	(20,805)	(1,539,570)
Options contracts expired	(20,805)	(2,205,330)
Written option contracts outstanding at September 30, 2015	—	$—

Note 3.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,410,696,165
Gross unrealized appreciation	$423,708,295
Gross unrealized depreciation	(18,743,987)
Net unrealized appreciation	$404,964,308

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015